Quarterly Report
March 31, 2021
MFS®  Research Series
MFS® Variable Insurance Trust
VFR-Q1

Portfolio of Investments
3/31/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.3%
Aerospace – 3.1%
Honeywell International, Inc.	39,482	$8,570,357
L3Harris Technologies, Inc.	24,519	4,969,511
Northrop Grumman Corp.	10,439	3,378,478
Raytheon Technologies Corp.	81,777	6,318,909
		$23,237,255
Alcoholic Beverages – 0.6%
Constellation Brands, Inc., “A”	19,205	$4,378,740
Apparel Manufacturers – 1.2%
NIKE, Inc., “B”	68,698	$9,129,277
Biotechnology – 1.0%
Illumina, Inc. (a)	9,143	$3,511,461
Vertex Pharmaceuticals, Inc. (a)	19,691	4,231,399
		$7,742,860
Brokerage & Asset Managers – 1.9%
Cboe Global Markets, Inc.	34,490	$3,403,818
Charles Schwab Corp.	169,229	11,030,346
		$14,434,164
Business Services – 4.1%
Accenture PLC, “A”	24,072	$6,649,890
Fidelity National Information Services, Inc.	62,226	8,749,598
Fiserv, Inc. (a)	70,020	8,335,181
Global Payments, Inc.	34,152	6,884,360
		$30,619,029
Cable TV – 1.5%
Cable One, Inc.	1,371	$2,506,682
Charter Communications, Inc., “A” (a)	13,946	8,604,961
		$11,111,643
Chemicals – 0.5%
FMC Corp.	32,976	$3,647,475
Computer Software – 11.4%
Adobe Systems, Inc. (a)	30,334	$14,419,874
Atlassian Corp. PLC, “A” (a)	16,420	3,460,679
Cadence Design Systems, Inc. (a)	53,180	7,285,128
Microsoft Corp. (s)	205,547	48,461,816
salesforce.com, inc. (a)	56,100	11,885,907
		$85,513,404
Computer Software - Systems – 4.6%
Apple, Inc.	172,862	$21,115,093
Constellation Software, Inc.	3,701	5,168,619
EPAM Systems, Inc. (a)	11,718	4,648,413
TransUnion	44,573	4,011,570
		$34,943,695
Construction – 2.8%
AvalonBay Communities, Inc., REIT	10,181	$1,878,496
AZEK Co. LLC (a)	60,276	2,534,606
Masco Corp.	75,243	4,507,056

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Construction – continued
Otis Worldwide Corp.	56,340	$3,856,473
Sherwin-Williams Co.	6,128	4,522,525
Vulcan Materials Co.	21,856	3,688,200
		$20,987,356
Consumer Products – 1.3%
Colgate-Palmolive Co.	68,734	$5,418,301
Kimberly-Clark Corp.	33,166	4,611,733
		$10,030,034
Electrical Equipment – 1.6%
Johnson Controls International PLC	91,112	$5,436,653
Sensata Technologies Holding PLC (a)	63,782	3,696,167
TE Connectivity Ltd.	23,781	3,070,365
		$12,203,185
Electronics – 3.4%
Applied Materials, Inc.	78,694	$10,513,518
Lam Research Corp.	11,806	7,027,404
NXP Semiconductors N.V.	40,810	8,216,685
		$25,757,607
Energy - Independent – 1.9%
ConocoPhillips	110,019	$5,827,706
Diamondback Energy, Inc.	26,178	1,923,821
Pioneer Natural Resources Co.	26,218	4,163,943
Valero Energy Corp.	34,445	2,466,262
		$14,381,732
Food & Beverages – 2.0%
Hostess Brands, Inc. (a)	147,276	$2,111,938
Mondelez International, Inc.	100,420	5,877,583
PepsiCo, Inc.	50,989	7,212,394
		$15,201,915
Food & Drug Stores – 1.3%
Wal-Mart Stores, Inc.	70,422	$9,565,420
Gaming & Lodging – 0.6%
Penn National Gaming, Inc. (a)	16,472	$1,726,925
Wyndham Hotels & Resorts, Inc.	39,891	2,783,594
		$4,510,519
General Merchandise – 0.9%
Dollar General Corp.	33,839	$6,856,458
Health Maintenance Organizations – 1.8%
Cigna Corp.	32,537	$7,865,494
Humana, Inc.	12,715	5,330,764
		$13,196,258
Insurance – 2.9%
Aon PLC	46,708	$10,747,978
Chubb Ltd.	41,847	6,610,571
Reinsurance Group of America, Inc.	31,362	3,953,180
Willis Towers Watson PLC	3,199	732,187
		$22,043,916

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Internet – 7.1%
Alphabet, Inc., “A” (a)(s)	15,630	$32,237,187
Facebook, Inc., “A” (a)	70,709	20,825,922
		$53,063,109
Leisure & Toys – 1.0%
Electronic Arts, Inc.	58,011	$7,852,949
Machinery & Tools – 2.0%
Ingersoll Rand, Inc. (a)	118,235	$5,818,345
Roper Technologies, Inc.	14,582	5,881,504
Trane Technologies PLC	18,797	3,112,031
		$14,811,880
Major Banks – 4.3%
Bank of America Corp.	330,933	$12,803,798
Goldman Sachs Group, Inc.	32,988	10,787,076
PNC Financial Services Group, Inc.	48,123	8,441,255
		$32,032,129
Medical & Health Technology & Services – 1.9%
ICON PLC (a)	25,477	$5,002,918
Laboratory Corp. of America Holdings (a)	19,098	4,870,563
McKesson Corp.	21,789	4,249,727
		$14,123,208
Medical Equipment – 4.7%
Becton, Dickinson and Co.	25,014	$6,082,154
Boston Scientific Corp. (a)	174,098	6,728,888
Danaher Corp.	45,475	10,235,513
Medtronic PLC	73,142	8,640,264
STERIS PLC	19,956	3,801,219
		$35,488,038
Metals & Mining – 0.3%
Howmet Aerospace, Inc. (a)	61,541	$1,977,312
Natural Gas - Pipeline – 0.5%
Enterprise Products Partners LP	160,686	$3,538,306
Network & Telecom – 0.5%
Equinix, Inc., REIT	6,093	$4,140,742
Other Banks & Diversified Financials – 4.0%
Northern Trust Corp.	50,039	$5,259,599
Truist Financial Corp.	156,379	9,120,023
Visa, Inc., “A”	75,750	16,038,548
		$30,418,170
Pharmaceuticals – 3.8%
Eli Lilly & Co.	38,148	$7,126,809
Johnson & Johnson	53,128	8,731,587
Merck & Co., Inc.	105,901	8,163,908
Zoetis, Inc.	30,222	4,759,361
		$28,781,665

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Railroad & Shipping – 1.8%
Canadian Pacific Railway Ltd.	15,769	$5,981,024
Kansas City Southern Co.	28,233	7,451,253
		$13,432,277
Real Estate – 1.1%
Extra Space Storage, Inc., REIT	28,065	$3,720,016
STORE Capital Corp., REIT	132,475	4,437,912
		$8,157,928
Restaurants – 1.7%
Starbucks Corp.	93,029	$10,165,279
Texas Roadhouse, Inc. (a)	27,324	2,621,464
		$12,786,743
Specialty Chemicals – 1.9%
Air Products & Chemicals, Inc.	16,076	$4,522,822
Axalta Coating Systems Ltd. (a)	136,563	4,039,534
DuPont de Nemours, Inc.	70,276	5,430,929
		$13,993,285
Specialty Stores – 6.7%
Amazon.com, Inc. (a)(s)	11,576	$35,817,070
Home Depot, Inc.	27,282	8,327,830
Ross Stores, Inc.	49,613	5,949,095
		$50,093,995
Telecommunications - Wireless – 2.0%
SBA Communications Corp., REIT	32,799	$9,103,363
T-Mobile USA, Inc. (a)	48,390	6,062,783
		$15,166,146
Tobacco – 0.7%
Philip Morris International, Inc.	63,148	$5,603,754
Utilities - Electric Power – 2.9%
American Electric Power Co., Inc.	36,347	$3,078,591
Duke Energy Corp.	58,816	5,677,508
NextEra Energy, Inc.	75,507	5,709,084
PG&E Corp. (a)	250,228	2,930,170
Southern Co.	73,372	4,560,804
		$21,956,157
Total Common Stocks		$746,909,735
Investment Companies (h) – 0.2%
Money Market Funds – 0.2%
MFS Institutional Money Market Portfolio, 0.05% (v)	1,655,842	$1,655,842
Securities Sold Short – (0.3)%
Telecommunications - Wireless – (0.3)%
Crown Castle International Corp., REIT	(12,776)	$(2,199,133)

Other Assets, Less Liabilities – 0.8%		5,912,527
Net Assets – 100.0%		$752,278,971
(a)	Non-income producing security.

Portfolio of Investments (unaudited) – continued
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $1,655,842 and $746,909,735, respectively.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
At March 31, 2021, the fund had cash collateral of $43,436 and other liquid securities with an aggregate value of $5,107,312 to cover any collateral or margin obligations for securities sold short.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
3/31/21 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2021 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$746,909,735	$—	$—	$746,909,735
Mutual Funds	1,655,842	—	—	1,655,842
Total	$748,565,577	$—	$—	$748,565,577
Securities Sold Short	$(2,199,133)	$—	$—	$(2,199,133)
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$6,109,231	$31,484,885	$35,938,274	$—	$—	$1,655,842
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$893	$—
(3) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.